Additional Information of Statement of Cash Flows - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest expense	₩ 439,826	₩ 638,797	₩ 755,711
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	5,194,395	5,486,333
Changes from financing cash flows	(329,897)	35,525
The effect of changes in foreign exchange rates	245,926	(327,463)
Changes in fair values	0
Ending	5,110,424	5,194,395	5,486,333
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	15,303,212	14,955,280
Changes from financing cash flows	639,414	766,330
Changes arising from obtaining or losing control of subsidiaries or other business	41,359
The effect of changes in foreign exchange rates	689,078	(432,082)
Changes in fair values	(54,057)
Interest expense		13,684
Interest expense	11,786
Increase in lease assets	0
Ending	16,630,792	15,303,212	14,955,280
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	2,703	3,105
Changes from financing cash flows	(1,327,414)	(675,684)
Decrease in retained earnings	1,259,272	607,411
Decrease in non-controlling interest	69,485	67,871
Ending	4,046	2,703	3,105
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	739,675	675,470
Changes from financing cash flows	(281,288)	(217,312)
The effect of changes in foreign exchange rates	57,814	(29,728)
Changes in fair values	0
Interest expense		10
Interest expense	22
Increase in lease assets	261,791	311,235
Ending	778,014	739,675	675,470
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	178,988	15,524
Changes from financing cash flows	(11,338)	4,096
Changes in fair values	(59,668)	159,368
Ending	₩ 107,982	₩ 178,988	₩ 15,524